Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Bridge Media LLC [Member]
Current Assets
Cash and cash equivalents	$ 63	$ 18
Related party accounts receivable, net		283
Prepaid expenses and other	342	170
Total current assets	3,187	471
Property and equipment, net (Note 3)	8,230	3,716
Right of use asset (Note 5)	119	101
Goodwill (Note 4)	697	697
Trade Name	303	303
Total assets	12,536	5,288
Current Liabilities
Accounts payable	325	398
Accrued related party interest		136
Other accrued related party expenses	574
Total current liabilities	1,769	534
Long-Term Liabilities
Other long term liabilities	82	85
Total long-term liabilities	26,372	85
Total liabilities	28,141	619
Stockholders’ deficiency:
Accumulated (deficit) equity	(15,605)	4,669
Member’s (Deficit) Equity
Total (deficit) equity	(15,605)	4,669	0
Total liabilities and member’s (deficit) equity	12,536	5,288
Bridge Media LLC [Member] | Nonrelated Party [Member]
Current Assets
Related party accounts receivable, net	558	283
Current Liabilities
Accrued related party interest	371	136
Bridge Media LLC [Member] | Related Party [Member]
Current Assets
Related party accounts receivable, net	2,224
Property and equipment, net (Note 3)	369	3,700
Current Liabilities
Accrued related party interest	499
Long-Term Liabilities
Related party revolving credit facility	26,290
The Arena Group Holdings Inc [Member]
Current Assets
Cash and cash equivalents	7,290	13,871	9,349
Restricted cash		502	502
Related party accounts receivable, net	37,977	33,950	21,660
Subscription acquisition costs, current portion	31,944	25,931	30,162
Royalty fees			11,250
Prepaid expenses and other	6,906	4,441	4,748
Total current assets	84,117	78,695	77,671
Property and equipment, net (Note 3)	404	735	636
Right of use asset (Note 5)	229	372	528
Platform development, net	9,265	10,330	9,299
Subscription acquisition costs, net of current portion	9,751	14,133	8,235
Acquired and other intangible assets, net	44,211	58,970	57,356
Other long-term assets	1,041	1,140	639
Goodwill (Note 4)	42,575	39,344	19,619
Total assets	191,593	203,719	173,983
Current Liabilities
Accounts payable	11,333	12,863	11,982
Accrued related party interest	25,765	23,102	24,011
Line of credit	17,303	14,092	11,988
Unearned revenue	63,757	58,703	54,030
Subscription refund liability	750	845	3,087
Operating lease liability	471	427	374
Contingent consideration	1,030
Liquidated damages payable	6,293	5,843	5,197
Bridge notes	5,767	34,805
Term debt	19,980	65,684	5,744
Total current liabilities	152,449	216,364	116,413
Long-Term Liabilities
Unearned revenue, net of current portion	14,532	19,701	15,277
Operating lease liability, net of current portion		358	785
Liquidated damages payable, net of current portion		494	7,008
Other long term liabilities	758	5,307	7,556
Deferred tax liabilities	574	465	362
Term debt	82,362		64,373
Total liabilities	250,675	242,689	211,774
Commitments and contingencies (Note 19)
Mezzanine equity:
Total mezzanine equity	168	13,176	13,886
Stockholders’ deficiency:
Common stock, $0.01 par value, authorized 1,000,000,000 shares; issued and outstanding: 23,823,476 and 18,303,193 shares at September 30, 2023 and December 31, 2022, respectively	237	182	126
Common stock to be issued
Additional paid-in capital	313,611	270,743	200,410
Accumulated (deficit) equity	(373,098)	(323,071)	(252,213)
Total stockholders’ deficiency	(59,250)	(52,146)	(51,677)
Member’s (Deficit) Equity
Total liabilities and member’s (deficit) equity	191,593	203,719	173,983
The Arena Group Holdings Inc [Member] | Series G Redeemable And Convertible Preferred Stock [Member]
Mezzanine equity:
Series H convertible preferred stock, $0.01 par value, $1,000 per share liquidation value and 23,000 shares designated; aggregate liquidation value: $14,356 and $15,066; Series H shares issued and outstanding: 14,356 and 15,066; common shares issuable upon conversion: 1,981,128 and 2,075,200 at December 31, 2022 and 2021, respectively		168	168
Total mezzanine equity	168	168
The Arena Group Holdings Inc [Member] | Series H Convertible Preferred Stock [Member]
Mezzanine equity:
Series H convertible preferred stock, $0.01 par value, $1,000 per share liquidation value and 23,000 shares designated; aggregate liquidation value: $14,356 and $15,066; Series H shares issued and outstanding: 14,356 and 15,066; common shares issuable upon conversion: 1,981,128 and 2,075,200 at December 31, 2022 and 2021, respectively		13,008	$ 13,718
Total mezzanine equity		$ 13,008